Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of other accrued liabilities

	December 31,
	2017	2016
Accrued taxes, including liability for unrecognized tax benefit, (see also Note 15)	$1,549	$1,606
Other accrued liabilities	901	4,417
Total other accrued liabilities	$2,450	$6,023